Debt Facilities - Senior Credit Facility - Additional Information (Details) - Silicon Valley Bank - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Term Borrowings
Line Of Credit Facility [Line Items]
Amount of outstanding borrowings	$ 10,500,000
Standby Letters of Credit
Line Of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	5,000,000
Equipment Term Loan Facility
Line Of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	2,000,000
Senior Credit Facility
Line Of Credit Facility [Line Items]
Unamortized debt issuance costs	$ 172,000
Credit facility, weighted average interest rate	5.70%
Term borrowings, extended maturity date	2017-12
Term loan and equipment loan borrowings outstanding, excluding unamortized debt issuance costs	$ 11,600,000
Senior Credit Facility | Term Borrowings
Line Of Credit Facility [Line Items]
Amount of outstanding borrowings		$ 9,300,000
Unamortized debt issuance costs		$ 142,000
Credit facility, weighted average interest rate		5.50%
Senior Credit Facility | Revolver Borrowings
Line Of Credit Facility [Line Items]
Line of credit facility, maturity date		2016-12
Line of credit facility, maximum borrowing capacity	$ 15,000,000	$ 15,000,000
Line of credit facility, interest rate description	Interest on revolver borrowings is payable monthly and accrued at a floating rate equal to the lender’s prime rate plus 2.25% at all times when our cash held at the bank plus the amount available to borrow on the revolver was less than or equal to $8.5 million, and 1.75% when our cash held at the bank plus the amount available to borrow on the revolver was greater than $8.5 million	Interest on revolver borrowings is payable monthly and accrues at a floating rate equal to the lender’s prime rate plus 2.50% at all times when our cash held at the bank plus the amount available to borrow on the revolver is less than or equal to $8.5 million, and 2.00% when our cash held at the bank plus the amount available to borrow on the revolver is greater than $8.5 million for a period of at least 60 consecutive days (5.50% at December 31, 2015).
Amount of outstanding borrowings	$ 0	$ 1,900,000
Unamortized debt issuance costs		$ 53,000
Senior Credit Facility | Revolver Borrowings | Cash Held At Bank Plus Amount Available To Borrow on Revolver Is Less Than or Equal To $8.5 Million
Line Of Credit Facility [Line Items]
Line of credit facility, basis spread on variable rate	2.25%	2.50%
Senior Credit Facility | Revolver Borrowings | Cash Held At Bank plus Amount Available To Borrow on Revolver Is Greater Than $8.5 Million
Line Of Credit Facility [Line Items]
Line of credit facility, basis spread on variable rate	1.75%	2.00%
Senior Credit Facility | Equipment Term Loan Facility
Line Of Credit Facility [Line Items]
Line of credit facility, maturity date	2020-05
Line of credit facility, interest rate description	Accrue interest at a floating rate equal to the lender’s prime rate plus 1.75%
Amount of outstanding borrowings	$ 1,100,000
Line of credit facility, frequency of payments	36 equal monthly installments
Line of credit facility, interest rate	5.25%
Senior Credit Facility | Equipment Term Loan Facility | Prime Rate
Line Of Credit Facility [Line Items]
Line of credit facility, basis spread on variable rate	1.75%
Senior Credit Facility | Equipment Term Loan Facility | Equipment Loan Prepaid On or Prior To First Anniversary of Date Such Equipment Loan Was Borrowed
Line Of Credit Facility [Line Items]
Percentage of prepayment fee	2.00%
Senior Credit Facility | Equipment Term Loan Facility | Equipment Loan Prepaid After First Anniversary of Date Such Equipment Loan Was Borrowed
Line Of Credit Facility [Line Items]
Percentage of prepayment fee	1.00%